Classification and measurement of financial instruments - Summary of Fair Value Measurement Hierarchy of Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Liabilities
Loans and other borrowings	$ (2,845)	$ (3,767)
Deferred purchase consideration [member]
Liabilities
Deferred purchase consideration	(12)	(24)
GBP173m 3.875% bonds 2022 [member]
Liabilities
Loans and other borrowings	(233)	(235)
EUR500m 1.625% bonds 2024 [member]
Liabilities
Loans and other borrowings	(565)	(611)
GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings	(408)	(413)
GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings	(473)	(479)
GBP400m 3.375% bonds 2028 [member]
Liabilities
Loans and other borrowings	(537)	(542)
EUR500m 1.625% bonds 2027 [member]
Liabilities
Loans and other borrowings	(570)	(618)
Fair value [member]
Liabilities
Deferred purchase consideration	(13)	(26)
Fair value [member] | GBP173m 3.875% bonds 2022 [member]
Liabilities
Loans and other borrowings	(239)	(248)
Fair value [member] | EUR500m 1.625% bonds 2024 [member]
Liabilities
Loans and other borrowings	(585)	(630)
Fair value [member] | GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings	(428)	(448)
Fair value [member] | GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings	(471)	(489)
Fair value [member] | GBP400m 3.375% bonds 2028 [member]
Liabilities
Loans and other borrowings	(566)	(603)
Fair value [member] | EUR500m 1.625% bonds 2027 [member]
Liabilities
Loans and other borrowings	$ (601)	$ (650)